Fees Summary	Oct. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 102,468,083
Previously Paid Amount
Total Fee Amount	14,150.85
Total Offset Amount
Net Fee	$ 14,150.85